Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	MASSMUTUAL SELECT FUNDS
Central Index Key	0000916053
Amendment Flag	false
Document Creation Date	Sep. 19, 2013
Document Effective Date	Sep. 19, 2013
Prospectus Date	Apr. 01, 2013